Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel expenses
Summary of total personnel expenses

Skr mn	2024	2023	2022
Salaries and remuneration to the Board of Directors and the CEO	-9	-8	-8
Salaries and remuneration to Senior Executives	-30	-26	-24
Salaries and remuneration to other employees	-227	-203	-201
Pensions	-70	-70	-72
Social insurance	-85	-78	-78
Other personnel expenses	-24	-17	-19
Total personnel expenses	-445	-402	-402

Summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2024	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen	-660	—	—	—	—	-660
Other members of the Board of Directors:
Anna Brandt[5], resigned March 26, 2024	—	—	—	—	—	—
Reinhold Geijer	-373	—	—	—	—	-373
Carl Mellander, from March 26, 2024	-254	—	—	—	—	-254
Eva Nilsagård	-347	—	—	—	—	-347
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-385	—	—	—	—	-385
Paula da Silva	-372	—	—	—	—	-372
Katarina Ljungqvist	-338	—	—	—	—	-338
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-6,001	-37	-1,815	—	-7,853
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-2,124	-32	-912	—	-3,068
Pontus Davidsson, Head of International Finance	—	-3,120	-20	-668	—	-3,808
Stefan Friberg, Chief Financial Officer (CFO), resigned April 25, 2024	—	-1,060	-7	-208	-4,540	-5,815
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,580	-38	-636	—	-3,254
Jens Hedar, acting Chief Financial Officer (CFO)[7]	—	-2,837	-19	-869	—	-3,725
Jan Hoppe, Chief Risk Officer (CRO)	—	-2,549	-20	-638	—	-3,207
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,233	-11	-646	—	-2,890
Tomas Nygård, Chief Information Officer (CIO)	—	-2,203	-33	-600	—	-2,836
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,607	-33	-921	—	-3,561
Maria Simonson, Head of Sustainability and acting Head of Client Relationship Management[7]	—	-2,502	-17	-638	—	-3,157
Anna-Lena Söderlund, Head of Compliance	—	-1,608	-19	-739	—	-2,366
Total	-2,729	-31,424	-286	-9,290	-4,540	-48,269
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
5	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.
7	Effective April 25, 2024, SEK’s Chief Financial Officer, Stefan Friberg, left SEK, and Head of Client Relationship Management, Jens Hedar, assumed the role as acting Chief Financial Officer. Also effective April 25, 2024, Maria Simonson became acting Head of Client Relationship Management in addition to her role as Head of Sustainability.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2023	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen	-626	—	—	—	—	-626
Other members of the Board of Directors:
Anna Brandt[5]	—	—	—	—	—	—
Reinhold Geijer	-355	—	—	—	—	-355
Eva Nilsagård	-331	—	—	—	—	-331
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-369	—	—	—	—	-369
Paula da Silva	-354	—	—	—	—	-354
Katarina Ljungqvist	-354	—	—	—	—	-354
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-5,676	-18	-1,715	—	-7,409
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,934	-35	-800	—	-2,769
Pontus Davidsson, Head of International Finance	—	-3,120	-18	-597	—	-3,735
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,060	-18	-635	—	-3,713
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,516	-35	-623	—	-3,174
Jens Hedar, Head of Client Relationship Management	—	-2,508	-20	-836	—	-3,364
Jan Hoppe, Chief Risk Officer (CRO), from January 12, 2023	—	-2,427	-17	-584	—	-3,028
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,169	-13	-605	—	-2,787
Tomas Nygård, Chief Information Officer (CIO)	—	-2,005	-18	-558	—	-2,581
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,557	-21	-891	—	-3,469
Maria Simonson, Head of Sustainability	—	-2,184	-14	-604	—	-2,802
Anna-Lena Söderlund, Head of Compliance, from February 1, 2023 (Chief Risk Officer (CRO), resigned January 11, 2023)	—	-1,507	-31	-674	—	-2,212
Total	-2,389	-31,663	-258	-9,122	—	-43,432
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2022	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen[5], from March 24, 2022	-470	—	—	—	—	-470
Lars Linder-Aronson, resigned March 24, 2022	-154	—	—	—	—	-154
Other members of the Board of Directors:
Lennart Jacobsen[5]	-79	—	—	—	—	-79
Anna Brandt[6]	–	—	—	—	—	–
Reinhold Geijer	-348	—	—	—	—	-348
Eva Nilsagård	-335	—	—	—	—	-335
Hans Larsson, resigned March 24, 2022	-85	—	—	—	—	-85
Hanna Lagercrantz[6]	—	—	—	—	—	—
Håkan Berg, from March 24, 2022	-276	—	—	—	—	-276
Paula da Silva, from March 24, 2022	-266	—	—	—	—	-266
Katarina Ljungqvist, from March 24, 2022	-266	—	—	—	—	-266
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[7]	—	-5,434	-19	-1,668	—	-7,121
Per Åkerlind, Deputy Chief Executive Officer, resigned June 30, 2022	—	-1,772	-17	-652	—	-2,441
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,802	-34	-668	—	-2,504
Andreas Ericson, Head of International Finance, resigned March 31, 2022	—	-509	-9	-175	—	-693
Pontus Davidsson, Head of International Finance, from September 8, 2022	—	-981	-5	-196	—	-1,182
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,018	-17	-608	—	-3,643
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,465	-37	-604	—	-3,106
Jens Hedar, Head of Client Relationship Management	—	-2,454	-18	-803	—	-3,275
Peter Svensén, Chief Risk Officer (CRO), resigned December 11, 2022	—	-2,525	-30	-593	—	-3,148
Anna-Lena Söderlund, Chief Risk Officer (CRO), from December 12, 2022	—	-89	-1	-38	—	-128
Sirpa Rusanen, Head of Human Resources, resigned September 15, 2022	—	-1,254	-17	-479	—	-1,750
Jenny Lilja Lagercrantz, Head of Human Resources, from September 16, 2022	—	-613	-4	-169	—	-786
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,532	-28	-839	—	-3,399
Maria Simonson, Head of Sustainability, from April 1, 2022	—	-1,575	-12	-433	—	-2,020
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022	—	-144	-1	-54	—	-199
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022	—	-310	-3	-93	—	-406
Tomas Nygård, Chief Information Officer (CIO), from May 1, 2022	—	-1,272	-11	-348	—	-1,631
Total	-2,279	-28,749	-263	-8,420	—	-39,711
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5	Lennart Jacobsen was a member of the Board until March 23, 2022, and Chairman from March 24, 2022.
6	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
7	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Summary of information about pension plans

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2024	2023	2022
Service cost	-3	-3	-5
Regulation of pension obligations	—	0	0
Interest cost, net	-1	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-4	-4	-6
Pension cost for defined contribution pension cost incl. payroll tax	-66	-66	-66
Pension cost recognized in personnel costs	-70	-70	-72

Actuarial gains (+) and losses (-) on defined benefit obligation during period	2	-22	92
Return above expected return, gains (+) and losses (-) on plan assets	8	-5	-28
Change in the effect of the asset ceiling excluding interest	-19	21	-21
Revaluation of defined benefit plans	-9	-6	43

Net value of defined benefit pension obligations

Skr mn	2024	2023	2022
Defined benefit obligations	188	191	167
Plan assets	-200	-181	-180
Restriction due to the asset ceiling	19	—	21
Provision for pensions, net obligation[1]	7	10	8
1	See Note 21.

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2024	2023	2022
Defined benefit obligation, opening balance	191	167	258
Service cost	3	3	5
Interest cost	6	6	4
Pension Payments incl. special payroll tax	-10	-8	-8
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	1	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-6	22	-98
Actuarial gains (-) and losses (+), effect due to experience based outcome	4	0	6
Defined benefit obligation, closing balance	188	191	167

Development of plan assets related to defined benefit obligation

Skr mn	2024	2023	2022
Fair value of plan assets, opening balance	181	180	201
Expected return on plan assets	6	6	4
Contributions by the employer[1]	14	7	10
Benefits paid[2]	-9	-7	-7
Return on plan assets excluding interest income	8	-5	-28
Fair value of plan assets, closing balance	200	181	180
1	Expected contribution from the employer in the following year is Skr 6 million (2023: Skr 5 million), excluding payroll tax.
2	Expected compensation paid in the following year is Skr 10 million (2023: Skr 8 million).

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2024	2023	2022
Domestic equity investments	6	5	4
Foreign equity investments	28	26	22
Domestic government bonds	40	29	29
Domestic corporate bonds	52	45	39
Mortgage bonds	12	11	9
Other Investments	34	38	48
Properties	28	27	29
Total plan assets	200	181	180

Summary of principal actuarial assumptions used end of year

Percent	2024	2023	2022
Discount rate	3.5	3.4	4.0
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	2.0
Expected lifetime	DUS23	DUS23	DUS21
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2024	2023	2022	2024	2023	2022
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	230	235	227	155	156	151
Service cost	4	4	4	2	2	3
Interest cost	6	5	6	7	7	7

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	197	200	193	180	182	176
Service cost	3	3	3	3	3	3
Interest cost	7	7	7	6	6	6

Summary of net reconciliation of pension liabilities

Skr mn	2024	2023	2022
Pension liabilities, opening balance	10	8	57
Net periodic pension cost	3	4	6
Contributions by the employer	-14	-7	-10
Net pension payments	-1	-1	-2
Revaluations recognized in other comprehensive income	9	6	-43
Pension liabilities, closing balance	7	10	8

Summary of information about employees

Average number of employees

	2024	2023	2022
Women	133	131	132
Men	155	142	134
Total average number of employees	288	273	266

Equality and diversity

	2024	2023	2022
Allocation of women/men on the Board of Directors	50/50	63/37	63/37
Allocation of women/men in SEK’s executive management	45/55	42/58	45/55
Allocation of women/men in management positions	50/50	53/47	52/48
Allocation of women/men at SEK in total	47/53	48/52	48/52